Future Accounting Pronouncements	12 Months Ended
Dec. 31, 2020
3. Future Accounting Pronouncements
Future Accounting Pronouncements

3. FUTURE ACCOUNTING PRONOUNCEMENTS

The Company considers the applicability and impact of all ASUs issued by the FASB. The following updates have been issued by the FASB, but as allowed, have not yet been adopted by Emera. Any ASUs not included below were assessed and determined to be either not applicable to the Company or have an insignificant impact on the consolidated financial statements.

Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40). The standard simplifies the accounting for convertible debenture debt instruments and convertible preferred stock, in addition to amending disclosure requirements. The standard also updates guidance for the derivative scope exception for contracts in an entity’s own equity and the related earnings per share guidance. The guidance will be effective for annual reporting periods, including interim reporting within those periods, beginning after December 15, 2021. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. The standard can be applied through either a modified retrospective method of transition or a fully retrospective method of transition. The Company early adopted the standard effective January 1, 2021 using the modified retrospective method. There was no material impact on the consolidated financial statements as a result of the adoption of this standard.

Guaranteed Debt Securities Disclosure Requirements

In October 2020, the FASB issued ASU 2020-09, Debt (Topic 470): Amendments to SEC Paragraphs pursuant to SEC Release No. 33-10762. The change in the standard aligns with new SEC rules relating to changes to the disclosure requirements for certain registered debt securities that are guaranteed. The changes include simplifying disclosure, enhancing certain narrative disclosures and permitting the disclosures to be made outside of the financial statements. The guidance will be effective for annual reports filed for fiscal years ending after January 4, 2021, with early adoption permitted. The Company is currently evaluating the impact of adoption of the standard on its consolidated financial statements.